John Hancock Managed Account Shares Bond Completion Portfolio Expense Example - John Hancock Managed Account Shares Bond Completion Portfolio - N/A	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	2,690
Expense Example, with Redemption, 5 Years	4,914
Expense Example, with Redemption, 10 Years	$ 8,936